LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

January 28, 2011

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Dear Sir or Madam:

In accordance with the requirement of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment includes certain updated financial information, performance, and reflects non-material changes made with respect to the Post-Effective Amendment No. 60 pursuant to Rule 485(a)(1), which was filed with the Commission on November 26, 2010, for the purpose of adding Class I shares to each of the Lord Abbett California Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, and Lord Abbett New York Tax Free Fund (each a “Fund” of the Registrant). No comments were received from the Commission’s staff on the November 26, 2010 filing. It is proposed that the Amendment become effective on February 1, 2011 pursuant to Rule 485(b).

In connection with this filing, the Registrant acknowledges the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2225 or to Amy Shapiro at (201) 827-2760.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary